December 9, 2022

Certification Pursuant to Form N-CEN

In my capacity as Chief Compliance Officer of AQR Funds (the "Trust"), I hereby certify in accordance with the exemptive order granted by the U.S. Securities and Exchange Commission ("SEC") on October 19, 2017 (the "Order") permitting the Trust to participate in an interfund lending facility whereby series of the Trust, subject to certain conditions, may directly lend and borrow money from each other for temporary purposes ("Interfund Lending Program"), that (i) the Trust and its adviser, AQR Capital Management, LLC, have implemented procedures reasonably designed to achieve compliance with the terms and conditions of the Order, and (ii) such procedures are reasonably designed to achieve the following objectives:

a. that the interest rate (the "Interfund Loan Rate") charged on any loan made through the Interfund Lending Program (an "Interfund Loan") will be set at a rate higher than the Treasury Rate, but lower than the Bank Loan Rate (with "Treasury Rate" and "Bank Loan Rate" as defined in the final amended and restated application for the Order as filed with the SEC on July 6, 2017 (the Application));

b. compliance with the collateral requirements set forth in the Application;

c. compliance with the percentage limitations on interfund borrowing and lending;

d. that borrowing and lending demand under the Interfund Lending Program is allocated in an equitable manner and in accordance with procedures established by the Trust's board of trustees; and

e. that the Interfund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing fund at the time of the Interfund Loan.


Sincerely,


/s/Herbert J. Willcox
Chief Compliance Officer
AQR Funds